Stockholders' equity	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stockholders' equity

16.	Stockholders’ equity

(1)	Common stock
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2019, 2020 and 2021 have resulted from the following:

Number of shares
Balance at March 31, 2018	1,266,552,149
Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341
Issuance of new shares	184,900
Exercise of stock acquisition rights	2,294,900
Conversion of convertible bonds	86,040
Cancellation of treasury stock	(12,737,400)

Balance at March 31, 2020	1,261,058,781

Balance at March 31, 2021	1,261,058,781

At March 31, 2021, 22,289,133 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding
.
Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half
of the conversion proceeds to the common stock account and the remainder to the additional paid-in
capital account.
Sony Group Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act.
Sony Group Corporation’s Board of Directors resolved and authorized the repurchase of shares of its own common stock pursuant to the Companies Act and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on May 16, 2019. During the year ended March 31, 2020, Sony Group Corporation repurchased

33,059,200
shares of its common stock for an amount of
199,999
 million yen under the above resolution.
Based on the resolution of Sony Group Corporation’s Representative Corporate Executive Officer delegated by the Board of Directors, Sony Group Corporation canceled 12,737,400 shares of its common stock held as treasury stock on March 26, 2020.
Although Sony Group Corporation approved on August 4, 2020 by resolution of the Board of Directors the setting of parameters for the repurchase of its own common stock pursuant to the Companies Act and Sony Group Corporation’s Articles of Incorporation, no common stock was acquired based on these parameters during the fiscal year ended March 31, 2021.

(2)	Retained earnings
The amount of statutory retained earnings of Sony Group Corporation available for dividends to shareholders as of March 31, 2021 was 913,889 million yen.
The appropriation of retained earnings for the fiscal year ended March 31, 2021, including cash dividends for the six-month period ended March 31, 2021, has been incorporated in the consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Group Corporation held on April 28, 2021 and was then recorded in the statutory books of account, in accordance with the Companies Act.
Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 61,226 million yen and 71,417 million yen at March 31, 2020 and 2021, respectively.

(3)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)
Cumulative effect of ASU 2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063
Amounts reclassified out of accumulated other comprehensive income *	161	(1,093)	9,488	(1,627)	6,929

Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992
Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	—	(610,670)
Other comprehensive income before reclassifications	40,334	1,193	(17,519)	(75,814)	3,032	(48,774)
Amounts reclassified out of accumulated other comprehensive income *	56	74	92,490	(74)	—	92,546

Net other comprehensive income	40,390	1,267	74,971	(75,888)	3,032	43,772
Less: Other comprehensive income attributable to noncontrolling interests	14,234	—	34	(1,245)	1,059	14,082

Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

Other comprehensive income before reclassifications	(102,588)	5,571	2,358	107,661	(3,081)	9,921
Amounts reclassified out of accumulated other comprehensive income *	96	(4,058)	10,607	(835)	(39)	5,771

Net other comprehensive income	(102,492)	1,513	12,965	106,826	(3,120)	15,692
Less: Other comprehensive income attributable to noncontrolling interests	(11,971)	—	3	1,183	(583)	(11,368)
Transactions with noncontrolling interests shareholders and other	30,635	—	(910)	(300)	475	29,900

Balance at March 31, 2021	101,305	2,761	(223,468)	(404,529)	(89)	(524,020)

*
Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2019	2020	2021
Unrealized gains (losses) on securities	235	82	130	Financial services revenue
Tax expense or (benefit)	(74)	(26)	(34)

Net of tax	161	56	96

Unrealized gains (losses) on derivative instruments	(1,093)	—	—	Cost of sales
	—	106	(5,382)	Net sales
	—	—	285	Interest

Total before tax	(1,093)	106	(5,097)
Tax expense or (benefit)	—	(32)	1,039

Net of tax	(1,093)	74	(4,058)

Pension liability adjustment	9,891	92,514	13,181	*
Tax expense or (benefit)	(403)	(24)	(2,574)

Net of tax	9,488	92,490	10,607

Foreign currency translation adjustments	(1,627)	(74)	(835)	Foreign exchange loss, net, other operating (income) expense, net and other income: other
Tax expense or (benefit)	—	—	—

Net of tax	(1,627)	(74)	(835)

Debt valuation adjustments	—	—	(39)	Financial services expenses
Tax expense or (benefit)	—	—	—

Net of tax	—	—	(39)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	6,929	92,546	5,771

*	The amortization of pension and postretirement benefit components is included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests
Net income attributable to Sony Group Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Net income attributable to Sony Group Corporation’s stockholders	916,271	582,191	1,171,776
Transfers (to) from the noncontrolling interests:
Increase (decrease) in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(22,775)	16,372	196,002

Change from net income attributable to Sony Group Corporation’s stockholders and transfers (to) from the noncontrolling interests	893,496	598,563	1,367,778

During the fiscal year ended March 31, 2019, Sony acquired from the Estate of Michael Jackson (the “Estate”) the 25.1% interest in Nile Acquisition LLC (“Nile”) held by the Estate. A total of 287.5 million U.S. dollars was paid to the Estate for the acquisition. The difference between the cash consideration paid and the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in
capital of 295.9 million U.S. dollars. As a result of the acquisition, Nile became a wholly-owned subsidiary of Sony
.

During the fiscal year ended March 31, 2020, Sony, through a wholly-owned subsidiary in the Pictures segment, acquired AT&T Inc.’s (“AT&T”) 42% equity interest in Game Show Network, LLC (“Game Show Network”), a U.S.-based media network subsidiary. As a result of this acquisition, Game Show Network has become a wholly-owned subsidiary of Sony. Sony paid 53,992 million yen (496 million U.S. dollars) to AT&T, including 129 million U.S. dollars of dividends Sony distributed to AT&T prior to the acquisition. The difference between the cash paid and the carrying amount of the noncontrolling interests was recognized as an increase to additional paid-in
capital.
During the fiscal year ended March 31, 2021, Sony Group Corporation acquired all the common shares and the related stock acquisition rights not held by Sony Group Corporation of SFH, a consolidated subsidiary of Sony Group Corporation, and SFH has become a wholly-owned subsidiary of Sony Group Corporation. Consideration for this acquisition was
 396,698 million yen. The net difference between the consideration, the decrease in the carrying amount of the noncontrolling interests of 622,364 million yen and the increase in accumulated other comprehensive income of 30,203 million yen was recognized as an increase to additional paid-in
capital of 195,463 million yen.